Shareholder Report		12 Months Ended
	Jun. 01, 2024	May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS TAX FREE TRUST
Entity Central Index Key		0000711600
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2025
C000016867
Shareholder Report [Line Items]
Fund Name		DWS Intermediate Tax-Free Fund
Class Name		Class A
Trading Symbol		SZMAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.74%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 2.32% (unadjusted for sales charges) for the period ended May 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 2.03% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index, returned 3.18%.

Municipal bond market performance was pressured over the period by elevated new issue supply, although this was offset to a degree by positive flows into tax-free exchange traded funds. Yields for longer maturity municipals finished the period higher, weighing on returns for those issues.

The Fund was overweight issues rated single A and BBB (the lowest investment grade category) as well as non-rated issues. This positioning proved additive as lower quality segments of the municipal market led performance. In sector terms, overweight allocations to housing, continuing care retirement community and industry development/pollution control revenue bonds aided performance. Exposure to shorter maturity issues also contributed positively as yields moved lower on the front end of the municipal curve.

The Fund’s overweight allocation to bonds with remaining maturities of 15 years or longer weighed on performance as the negative impact on prices from rising yields more than offset the higher income offered by these issues. In addition, overweight allocations to state and local general obligation and tax-backed bonds detracted from return.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index
'15	$9,725	$10,000	$10,000
'15	$9,711	$9,991	$9,999
'15	$9,771	$10,063	$10,060
'15	$9,789	$10,083	$10,079
'15	$9,841	$10,156	$10,150
'15	$9,877	$10,196	$10,189
'15	$9,905	$10,237	$10,210
'15	$9,949	$10,309	$10,264
'16	$10,075	$10,432	$10,386
'16	$10,079	$10,448	$10,404
'16	$10,096	$10,481	$10,414
'16	$10,149	$10,558	$10,477
'16	$10,142	$10,587	$10,481
'16	$10,261	$10,755	$10,611
'16	$10,263	$10,762	$10,625
'16	$10,265	$10,777	$10,629
'16	$10,234	$10,723	$10,591
'16	$10,152	$10,610	$10,505
'16	$9,833	$10,215	$10,166
'16	$9,911	$10,334	$10,265
'17	$9,964	$10,403	$10,337
'17	$10,020	$10,475	$10,406
'17	$10,040	$10,498	$10,424
'17	$10,111	$10,574	$10,498
'17	$10,226	$10,742	$10,636
'17	$10,186	$10,703	$10,595
'17	$10,241	$10,790	$10,673
'17	$10,304	$10,872	$10,743
'17	$10,256	$10,816	$10,693
'17	$10,259	$10,843	$10,709
'17	$10,186	$10,785	$10,622
'17	$10,253	$10,898	$10,710
'18	$10,160	$10,769	$10,616
'18	$10,122	$10,737	$10,589
'18	$10,143	$10,777	$10,612
'18	$10,103	$10,738	$10,584
'18	$10,195	$10,861	$10,683
'18	$10,200	$10,870	$10,702
'18	$10,221	$10,897	$10,736
'18	$10,225	$10,925	$10,755
'18	$10,168	$10,854	$10,695
'18	$10,103	$10,787	$10,652
'18	$10,198	$10,907	$10,760
'18	$10,296	$11,037	$10,879
'19	$10,373	$11,121	$10,971
'19	$10,434	$11,180	$11,024
'19	$10,565	$11,357	$11,152
'19	$10,598	$11,400	$11,175
'19	$10,730	$11,557	$11,311
'19	$10,781	$11,599	$11,357
'19	$10,859	$11,693	$11,447
'19	$10,991	$11,877	$11,580
'19	$10,905	$11,782	$11,486
'19	$10,919	$11,803	$11,516
'19	$10,924	$11,833	$11,543
'19	$10,955	$11,869	$11,579
'20	$11,125	$12,082	$11,757
'20	$11,250	$12,238	$11,868
'20	$10,864	$11,794	$11,522
'20	$10,721	$11,646	$11,439
'20	$11,024	$12,016	$11,764
'20	$11,131	$12,115	$11,832
'20	$11,294	$12,319	$11,998
'20	$11,269	$12,262	$11,958
'20	$11,264	$12,264	$11,968
'20	$11,248	$12,227	$11,937
'20	$11,384	$12,412	$12,070
'20	$11,458	$12,488	$12,127
'21	$11,526	$12,567	$12,185
'21	$11,358	$12,367	$12,031
'21	$11,417	$12,444	$12,088
'21	$11,505	$12,548	$12,164
'21	$11,554	$12,586	$12,181
'21	$11,584	$12,620	$12,196
'21	$11,671	$12,725	$12,286
'21	$11,640	$12,678	$12,261
'21	$11,552	$12,587	$12,186
'21	$11,521	$12,550	$12,150
'21	$11,596	$12,657	$12,214
'21	$11,611	$12,677	$12,232
'22	$11,335	$12,330	$11,933
'22	$11,275	$12,286	$11,896
'22	$10,960	$11,888	$11,579
'22	$10,686	$11,559	$11,337
'22	$10,813	$11,730	$11,496
'22	$10,685	$11,538	$11,400
'22	$10,921	$11,843	$11,654
'22	$10,705	$11,584	$11,453
'22	$10,371	$11,139	$11,105
'22	$10,314	$11,046	$11,063
'22	$10,694	$11,563	$11,450
'22	$10,717	$11,596	$11,504
'23	$10,998	$11,929	$11,763
'23	$10,773	$11,660	$11,541
'23	$10,966	$11,918	$11,766
'23	$10,971	$11,891	$11,733
'23	$10,874	$11,788	$11,629
'23	$10,949	$11,906	$11,717
'23	$10,974	$11,953	$11,763
'23	$10,887	$11,781	$11,645
'23	$10,649	$11,436	$11,383
'23	$10,562	$11,338	$11,336
'23	$11,057	$12,058	$11,884
'23	$11,308	$12,339	$12,109
'24	$11,293	$12,275	$12,062
'24	$11,330	$12,291	$12,074
'24	$11,336	$12,291	$12,074
'24	$11,229	$12,139	$11,950
'24	$11,215	$12,103	$11,879
'24	$11,377	$12,289	$12,032
'24	$11,457	$12,401	$12,139
'24	$11,547	$12,498	$12,247
'24	$11,648	$12,622	$12,347
'24	$11,487	$12,438	$12,190
'24	$11,631	$12,653	$12,340
'24	$11,511	$12,468	$12,216
'25	$11,582	$12,531	$12,299
'25	$11,696	$12,655	$12,419
'25	$11,523	$12,441	$12,263
'25	$11,478	$12,341	$12,187
'25	$11,475	$12,348	$12,256

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	2.32%	0.81%	1.67%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	-0.49%	0.25%	1.39%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index	3.18%	0.82%	2.06%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 727,149,078
Holdings Count | Holding		322
Advisory Fees Paid, Amount		$ 2,380,071
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	727,149,078
Number of Portfolio Holdings	322
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	2,380,071
Modified Duration to Worst	5.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	83%
General Obligation Bonds	13%
Lease Obligations	4%
Escrow to Maturity/Prerefunded Bonds	1%
Variable Rate Demand Notes	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	47%
A	23%
BBB	12%
BB	2%
B	1%
Not Rated	5%

Top Five State Allocations

Holdings	% of Net Assets
Texas	15%
New York	10%
Pennsylvania	7%
California	7%
Georgia	6%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000016870
Shareholder Report [Line Items]
Fund Name		DWS Intermediate Tax-Free Fund
Class Name		Class C
Trading Symbol		SZMCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.49%

Gross expense ratio as of the latest prospectus: 1.57%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 150
Expense Ratio, Percent		1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 1.65% (unadjusted for sales charges) for the period ended May 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 2.03% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index, returned 3.18%.

Municipal bond market performance was pressured over the period by elevated new issue supply, although this was offset to a degree by positive flows into tax-free exchange traded funds. Yields for longer maturity municipals finished the period higher, weighing on returns for those issues.

The Fund was overweight issues rated single A and BBB (the lowest investment grade category) as well as non-rated issues. This positioning proved additive as lower quality segments of the municipal market led performance. In sector terms, overweight allocations to housing, continuing care retirement community and industry development/pollution control revenue bonds aided performance. Exposure to shorter maturity issues also contributed positively as yields moved lower on the front end of the municipal curve.

The Fund’s overweight allocation to bonds with remaining maturities of 15 years or longer weighed on performance as the negative impact on prices from rising yields more than offset the higher income offered by these issues. In addition, overweight allocations to state and local general obligation and tax-backed bonds detracted from return.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index
'15	$10,000	$10,000	$10,000
'15	$9,971	$9,991	$9,999
'15	$10,034	$10,063	$10,060
'15	$10,039	$10,083	$10,079
'15	$10,094	$10,156	$10,150
'15	$10,124	$10,196	$10,189
'15	$10,138	$10,237	$10,210
'15	$10,185	$10,309	$10,264
'16	$10,300	$10,432	$10,386
'16	$10,297	$10,448	$10,404
'16	$10,317	$10,481	$10,414
'16	$10,364	$10,558	$10,477
'16	$10,342	$10,587	$10,481
'16	$10,465	$10,755	$10,611
'16	$10,460	$10,762	$10,625
'16	$10,455	$10,777	$10,629
'16	$10,408	$10,723	$10,591
'16	$10,327	$10,610	$10,505
'16	$9,988	$10,215	$10,166
'16	$10,070	$10,334	$10,265
'17	$10,109	$10,403	$10,337
'17	$10,159	$10,475	$10,406
'17	$10,173	$10,498	$10,424
'17	$10,239	$10,574	$10,498
'17	$10,357	$10,742	$10,636
'17	$10,311	$10,703	$10,595
'17	$10,351	$10,790	$10,673
'17	$10,417	$10,872	$10,743
'17	$10,362	$10,816	$10,693
'17	$10,359	$10,843	$10,709
'17	$10,269	$10,785	$10,622
'17	$10,329	$10,898	$10,710
'18	$10,229	$10,769	$10,616
'18	$10,193	$10,737	$10,589
'18	$10,207	$10,777	$10,612
'18	$10,161	$10,738	$10,584
'18	$10,238	$10,861	$10,683
'18	$10,236	$10,870	$10,702
'18	$10,251	$10,897	$10,736
'18	$10,257	$10,925	$10,755
'18	$10,194	$10,854	$10,695
'18	$10,122	$10,787	$10,652
'18	$10,211	$10,907	$10,760
'18	$10,303	$11,037	$10,879
'19	$10,373	$11,121	$10,971
'19	$10,428	$11,180	$11,024
'19	$10,553	$11,357	$11,152
'19	$10,571	$11,400	$11,175
'19	$10,704	$11,557	$11,311
'19	$10,740	$11,599	$11,357
'19	$10,810	$11,693	$11,447
'19	$10,934	$11,877	$11,580
'19	$10,852	$11,782	$11,486
'19	$10,859	$11,803	$11,516
'19	$10,857	$11,833	$11,543
'19	$10,881	$11,869	$11,579
'20	$11,043	$12,082	$11,757
'20	$11,151	$12,238	$11,868
'20	$10,771	$11,794	$11,522
'20	$10,612	$11,646	$11,439
'20	$10,915	$12,016	$11,764
'20	$11,015	$12,115	$11,832
'20	$11,168	$12,319	$11,998
'20	$11,127	$12,262	$11,958
'20	$11,124	$12,264	$11,968
'20	$11,093	$12,227	$11,937
'20	$11,229	$12,412	$12,070
'20	$11,285	$12,488	$12,127
'21	$11,355	$12,567	$12,185
'21	$11,183	$12,367	$12,031
'21	$11,224	$12,444	$12,088
'21	$11,313	$12,548	$12,164
'21	$11,354	$12,586	$12,181
'21	$11,377	$12,620	$12,196
'21	$11,454	$12,725	$12,286
'21	$11,417	$12,678	$12,261
'21	$11,323	$12,587	$12,186
'21	$11,286	$12,550	$12,150
'21	$11,353	$12,657	$12,214
'21	$11,350	$12,677	$12,232
'22	$11,083	$12,330	$11,933
'22	$11,018	$12,286	$11,896
'22	$10,703	$11,888	$11,579
'22	$10,428	$11,559	$11,337
'22	$10,546	$11,730	$11,496
'22	$10,415	$11,538	$11,400
'22	$10,639	$11,843	$11,654
'22	$10,421	$11,584	$11,453
'22	$10,089	$11,139	$11,105
'22	$10,018	$11,046	$11,063
'22	$10,391	$11,563	$11,450
'22	$10,396	$11,596	$11,504
'23	$10,673	$11,929	$11,763
'23	$10,448	$11,660	$11,541
'23	$10,629	$11,918	$11,766
'23	$10,626	$11,891	$11,733
'23	$10,526	$11,788	$11,629
'23	$10,593	$11,906	$11,717
'23	$10,609	$11,953	$11,763
'23	$10,509	$11,781	$11,645
'23	$10,282	$11,436	$11,383
'23	$10,192	$11,338	$11,336
'23	$10,663	$12,058	$11,884
'23	$10,898	$12,339	$12,109
'24	$10,877	$12,275	$12,062
'24	$10,907	$12,291	$12,074
'24	$10,905	$12,291	$12,074
'24	$10,796	$12,139	$11,950
'24	$10,765	$12,103	$11,879
'24	$10,915	$12,289	$12,032
'24	$10,994	$12,401	$12,139
'24	$11,073	$12,498	$12,247
'24	$11,163	$12,622	$12,347
'24	$11,002	$12,438	$12,190
'24	$11,133	$12,653	$12,340
'24	$11,011	$12,468	$12,216
'25	$11,061	$12,531	$12,299
'25	$11,174	$12,655	$12,419
'25	$10,992	$12,441	$12,263
'25	$10,942	$12,341	$12,187
'25	$10,943	$12,348	$12,256

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	1.65%	0.05%	0.91%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.66%	0.05%	0.91%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index	3.18%	0.82%	2.06%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 727,149,078
Holdings Count | Holding		322
Advisory Fees Paid, Amount		$ 2,380,071
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	727,149,078
Number of Portfolio Holdings	322
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	2,380,071
Modified Duration to Worst	5.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	83%
General Obligation Bonds	13%
Lease Obligations	4%
Escrow to Maturity/Prerefunded Bonds	1%
Variable Rate Demand Notes	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	47%
A	23%
BBB	12%
BB	2%
B	1%
Not Rated	5%

Top Five State Allocations

Holdings	% of Net Assets
Texas	15%
New York	10%
Pennsylvania	7%
California	7%
Georgia	6%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000016871
Shareholder Report [Line Items]
Fund Name		DWS Intermediate Tax-Free Fund
Class Name		Class S
Trading Symbol		SCMTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$53	0.52%

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 2.54% for the period ended May 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 2.03% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index, returned 3.18%.

Municipal bond market performance was pressured over the period by elevated new issue supply, although this was offset to a degree by positive flows into tax-free exchange traded funds. Yields for longer maturity municipals finished the period higher, weighing on returns for those issues.

The Fund was overweight issues rated single A and BBB (the lowest investment grade category) as well as non-rated issues. This positioning proved additive as lower quality segments of the municipal market led performance. In sector terms, overweight allocations to housing, continuing care retirement community and industry development/pollution control revenue bonds aided performance. Exposure to shorter maturity issues also contributed positively as yields moved lower on the front end of the municipal curve.

The Fund’s overweight allocation to bonds with remaining maturities of 15 years or longer weighed on performance as the negative impact on prices from rising yields more than offset the higher income offered by these issues. In addition, overweight allocations to state and local general obligation and tax-backed bonds detracted from return.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index
'15	$10,000	$10,000	$10,000
'15	$9,979	$9,991	$9,999
'15	$10,042	$10,063	$10,060
'15	$10,064	$10,083	$10,079
'15	$10,128	$10,156	$10,150
'15	$10,167	$10,196	$10,189
'15	$10,189	$10,237	$10,210
'15	$10,236	$10,309	$10,264
'16	$10,369	$10,432	$10,386
'16	$10,374	$10,448	$10,404
'16	$10,394	$10,481	$10,414
'16	$10,459	$10,558	$10,477
'16	$10,445	$10,587	$10,481
'16	$10,579	$10,755	$10,611
'16	$10,583	$10,762	$10,625
'16	$10,587	$10,777	$10,629
'16	$10,548	$10,723	$10,591
'16	$10,474	$10,610	$10,505
'16	$10,139	$10,215	$10,166
'16	$10,231	$10,334	$10,265
'17	$10,279	$10,403	$10,337
'17	$10,338	$10,475	$10,406
'17	$10,361	$10,498	$10,424
'17	$10,437	$10,574	$10,498
'17	$10,557	$10,742	$10,636
'17	$10,518	$10,703	$10,595
'17	$10,577	$10,790	$10,673
'17	$10,653	$10,872	$10,743
'17	$10,597	$10,816	$10,693
'17	$10,603	$10,843	$10,709
'17	$10,528	$10,785	$10,622
'17	$10,599	$10,898	$10,710
'18	$10,506	$10,769	$10,616
'18	$10,477	$10,737	$10,589
'18	$10,491	$10,777	$10,612
'18	$10,461	$10,738	$10,584
'18	$10,549	$10,861	$10,683
'18	$10,556	$10,870	$10,702
'18	$10,581	$10,897	$10,736
'18	$10,587	$10,925	$10,755
'18	$10,530	$10,854	$10,695
'18	$10,465	$10,787	$10,652
'18	$10,565	$10,907	$10,760
'18	$10,669	$11,037	$10,879
'19	$10,761	$11,121	$10,971
'19	$10,816	$11,180	$11,024
'19	$10,955	$11,357	$11,152
'19	$10,992	$11,400	$11,175
'19	$11,131	$11,557	$11,311
'19	$11,186	$11,599	$11,357
'19	$11,269	$11,693	$11,447
'19	$11,408	$11,877	$11,580
'19	$11,322	$11,782	$11,486
'19	$11,339	$11,803	$11,516
'19	$11,346	$11,833	$11,543
'19	$11,381	$11,869	$11,579
'20	$11,560	$12,082	$11,757
'20	$11,692	$12,238	$11,868
'20	$11,294	$11,794	$11,522
'20	$11,146	$11,646	$11,439
'20	$11,464	$12,016	$11,764
'20	$11,588	$12,115	$11,832
'20	$11,750	$12,319	$11,998
'20	$11,726	$12,262	$11,958
'20	$11,723	$12,264	$11,968
'20	$11,709	$12,227	$11,937
'20	$11,853	$12,412	$12,070
'20	$11,933	$12,488	$12,127
'21	$12,007	$12,567	$12,185
'21	$11,843	$12,367	$12,031
'21	$11,897	$12,444	$12,088
'21	$12,002	$12,548	$12,164
'21	$12,055	$12,586	$12,181
'21	$12,089	$12,620	$12,196
'21	$12,172	$12,725	$12,286
'21	$12,143	$12,678	$12,261
'21	$12,053	$12,587	$12,186
'21	$12,033	$12,550	$12,150
'21	$12,105	$12,657	$12,214
'21	$12,122	$12,677	$12,232
'22	$11,837	$12,330	$11,933
'22	$11,777	$12,286	$11,896
'22	$11,450	$11,888	$11,579
'22	$11,165	$11,559	$11,337
'22	$11,301	$11,730	$11,496
'22	$11,169	$11,538	$11,400
'22	$11,419	$11,843	$11,654
'22	$11,206	$11,584	$11,453
'22	$10,848	$11,139	$11,105
'22	$10,791	$11,046	$11,063
'22	$11,191	$11,563	$11,450
'22	$11,217	$11,596	$11,504
'23	$11,514	$11,929	$11,763
'23	$11,291	$11,660	$11,541
'23	$11,496	$11,918	$11,766
'23	$11,503	$11,891	$11,733
'23	$11,404	$11,788	$11,629
'23	$11,475	$11,906	$11,717
'23	$11,513	$11,953	$11,763
'23	$11,414	$11,781	$11,645
'23	$11,167	$11,436	$11,383
'23	$11,078	$11,338	$11,336
'23	$11,600	$12,058	$11,884
'23	$11,876	$12,339	$12,109
'24	$11,863	$12,275	$12,062
'24	$11,894	$12,291	$12,074
'24	$11,902	$12,291	$12,074
'24	$11,793	$12,139	$11,950
'24	$11,780	$12,103	$11,879
'24	$11,953	$12,289	$12,032
'24	$12,050	$12,401	$12,139
'24	$12,147	$12,498	$12,247
'24	$12,245	$12,622	$12,347
'24	$12,089	$12,438	$12,190
'24	$12,242	$12,653	$12,340
'24	$12,107	$12,468	$12,216
'25	$12,183	$12,531	$12,299
'25	$12,305	$12,655	$12,419
'25	$12,125	$12,441	$12,263
'25	$12,080	$12,341	$12,187
'25	$12,079	$12,348	$12,256

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	2.54%	1.05%	1.91%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index	3.18%	0.82%	2.06%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2024
AssetsNet		$ 727,149,078
Holdings Count | Holding		322
Advisory Fees Paid, Amount		$ 2,380,071
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	727,149,078
Number of Portfolio Holdings	322
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	2,380,071
Modified Duration to Worst	5.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	83%
General Obligation Bonds	13%
Lease Obligations	4%
Escrow to Maturity/Prerefunded Bonds	1%
Variable Rate Demand Notes	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	47%
A	23%
BBB	12%
BB	2%
B	1%
Not Rated	5%

Top Five State Allocations

Holdings	% of Net Assets
Texas	15%
New York	10%
Pennsylvania	7%
California	7%
Georgia	6%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.49% to 0.54%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.49% to 0.54%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000016872
Shareholder Report [Line Items]
Fund Name		DWS Intermediate Tax-Free Fund
Class Name		Institutional Class
Trading Symbol		SZMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.49%

Gross expense ratio as of the latest prospectus: 0.55%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 2.67% for the period ended May 31, 2025. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 2.03% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index, returned 3.18%.

Municipal bond market performance was pressured over the period by elevated new issue supply, although this was offset to a degree by positive flows into tax-free exchange traded funds. Yields for longer maturity municipals finished the period higher, weighing on returns for those issues.

The Fund was overweight issues rated single A and BBB (the lowest investment grade category) as well as non-rated issues. This positioning proved additive as lower quality segments of the municipal market led performance. In sector terms, overweight allocations to housing, continuing care retirement community and industry development/pollution control revenue bonds aided performance. Exposure to shorter maturity issues also contributed positively as yields moved lower on the front end of the municipal curve.

The Fund’s overweight allocation to bonds with remaining maturities of 15 years or longer weighed on performance as the negative impact on prices from rising yields more than offset the higher income offered by these issues. In addition, overweight allocations to state and local general obligation and tax-backed bonds detracted from return.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$997,925	$999,089	$999,900
'15	$1,004,265	$1,006,326	$1,006,003
'15	$1,006,401	$1,008,302	$1,007,875
'15	$1,012,840	$1,015,606	$1,015,034
'15	$1,016,703	$1,019,644	$1,018,922
'15	$1,018,917	$1,023,698	$1,021,035
'15	$1,023,653	$1,030,890	$1,026,391
'16	$1,036,921	$1,043,190	$1,038,572
'16	$1,037,457	$1,044,831	$1,040,406
'16	$1,039,530	$1,048,140	$1,041,376
'16	$1,045,989	$1,055,847	$1,047,655
'16	$1,044,678	$1,058,703	$1,048,131
'16	$1,058,061	$1,075,545	$1,061,110
'16	$1,058,464	$1,076,202	$1,062,543
'16	$1,058,869	$1,077,654	$1,062,916
'16	$1,054,987	$1,072,275	$1,059,072
'16	$1,047,608	$1,061,026	$1,050,476
'16	$1,014,107	$1,021,455	$1,016,625
'16	$1,023,298	$1,033,447	$1,026,502
'17	$1,028,119	$1,040,260	$1,033,727
'17	$1,034,004	$1,047,483	$1,040,627
'17	$1,036,276	$1,049,757	$1,042,381
'17	$1,043,881	$1,057,374	$1,049,820
'17	$1,055,884	$1,074,155	$1,063,577
'17	$1,052,032	$1,070,302	$1,059,498
'17	$1,057,896	$1,078,961	$1,067,260
'17	$1,065,554	$1,087,172	$1,074,332
'17	$1,059,920	$1,081,645	$1,069,337
'17	$1,060,485	$1,084,285	$1,070,854
'17	$1,053,046	$1,078,479	$1,062,152
'17	$1,060,172	$1,089,751	$1,070,959
'18	$1,050,833	$1,076,921	$1,061,623
'18	$1,047,927	$1,073,703	$1,058,907
'18	$1,049,418	$1,077,666	$1,061,230
'18	$1,046,426	$1,073,820	$1,058,398
'18	$1,055,220	$1,086,116	$1,068,317
'18	$1,055,900	$1,087,043	$1,070,202
'18	$1,058,367	$1,089,681	$1,073,625
'18	$1,059,018	$1,092,480	$1,075,537
'18	$1,054,274	$1,085,407	$1,069,543
'18	$1,046,795	$1,078,723	$1,065,150
'18	$1,056,832	$1,090,663	$1,075,990
'18	$1,067,266	$1,103,722	$1,087,883
'19	$1,075,477	$1,112,065	$1,097,115
'19	$1,081,960	$1,118,019	$1,102,440
'19	$1,095,838	$1,135,692	$1,115,239
'19	$1,098,592	$1,139,960	$1,117,506
'19	$1,113,433	$1,155,676	$1,131,066
'19	$1,118,016	$1,159,943	$1,135,749
'19	$1,127,251	$1,169,291	$1,144,697
'19	$1,141,186	$1,187,735	$1,158,007
'19	$1,132,546	$1,178,214	$1,148,606
'19	$1,134,237	$1,180,325	$1,151,604
'19	$1,135,015	$1,183,277	$1,154,281
'19	$1,138,464	$1,186,890	$1,157,924
'20	$1,156,361	$1,208,215	$1,175,673
'20	$1,169,548	$1,223,795	$1,186,789
'20	$1,129,722	$1,179,404	$1,152,154
'20	$1,114,996	$1,164,602	$1,143,941
'20	$1,146,752	$1,201,649	$1,176,395
'20	$1,158,170	$1,211,539	$1,183,202
'20	$1,175,354	$1,231,944	$1,199,784
'20	$1,173,005	$1,226,164	$1,195,768
'20	$1,172,676	$1,226,424	$1,196,757
'20	$1,171,308	$1,222,740	$1,193,744
'20	$1,185,665	$1,241,192	$1,206,951
'20	$1,193,646	$1,248,753	$1,212,724
'21	$1,201,062	$1,256,711	$1,218,499
'21	$1,183,725	$1,236,744	$1,203,113
'21	$1,190,132	$1,244,371	$1,208,784
'21	$1,199,566	$1,254,808	$1,216,355
'21	$1,204,947	$1,258,552	$1,218,118
'21	$1,208,326	$1,262,008	$1,219,643
'21	$1,217,580	$1,272,475	$1,228,575
'21	$1,214,673	$1,267,805	$1,226,056
'21	$1,205,721	$1,258,656	$1,218,555
'21	$1,202,718	$1,254,976	$1,214,984
'21	$1,210,857	$1,265,660	$1,221,433
'21	$1,211,603	$1,267,702	$1,223,192
'22	$1,184,082	$1,233,001	$1,193,304
'22	$1,178,076	$1,228,584	$1,189,614
'22	$1,145,424	$1,188,757	$1,157,942
'22	$1,116,929	$1,155,877	$1,133,668
'22	$1,130,444	$1,173,047	$1,149,636
'22	$1,117,325	$1,153,834	$1,139,972
'22	$1,142,305	$1,184,320	$1,165,422
'22	$1,119,917	$1,158,364	$1,145,274
'22	$1,085,159	$1,113,905	$1,110,529
'22	$1,078,392	$1,104,641	$1,106,310
'22	$1,119,460	$1,156,309	$1,145,044
'22	$1,122,078	$1,159,619	$1,150,435
'23	$1,151,812	$1,192,929	$1,176,300
'23	$1,128,435	$1,165,954	$1,154,148
'23	$1,148,955	$1,191,824	$1,176,552
'23	$1,149,622	$1,189,101	$1,173,299
'23	$1,139,756	$1,178,797	$1,162,938
'23	$1,147,877	$1,190,605	$1,171,715
'23	$1,150,673	$1,195,315	$1,176,314
'23	$1,141,842	$1,178,107	$1,164,468
'23	$1,117,082	$1,143,578	$1,138,307
'23	$1,108,216	$1,133,846	$1,133,632
'23	$1,160,398	$1,205,824	$1,188,407
'23	$1,186,957	$1,233,850	$1,210,920
'24	$1,185,631	$1,227,548	$1,206,245
'24	$1,189,801	$1,229,125	$1,207,437
'24	$1,190,700	$1,229,086	$1,207,387
'24	$1,179,709	$1,213,864	$1,194,989
'24	$1,177,378	$1,210,303	$1,187,892
'24	$1,194,680	$1,228,855	$1,203,241
'24	$1,204,368	$1,240,055	$1,213,923
'24	$1,214,101	$1,249,835	$1,224,661
'24	$1,224,992	$1,262,188	$1,234,664
'24	$1,208,343	$1,243,784	$1,218,997
'24	$1,223,686	$1,265,269	$1,233,974
'24	$1,211,382	$1,246,848	$1,221,572
'25	$1,219,026	$1,253,097	$1,229,915
'25	$1,231,257	$1,265,522	$1,241,944
'25	$1,212,203	$1,244,075	$1,226,322
'25	$1,208,851	$1,234,052	$1,218,738
'25	$1,208,838	$1,234,844	$1,225,623

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	2.67%	1.06%	1.91%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index	3.18%	0.82%	2.06%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 727,149,078
Holdings Count | Holding		322
Advisory Fees Paid, Amount		$ 2,380,071
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	727,149,078
Number of Portfolio Holdings	322
Portfolio Turnover Rate (%)	48
Total Net Advisory Fees Paid ($)	2,380,071
Modified Duration to Worst	5.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	83%
General Obligation Bonds	13%
Lease Obligations	4%
Escrow to Maturity/Prerefunded Bonds	1%
Variable Rate Demand Notes	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	47%
A	23%
BBB	12%
BB	2%
B	1%
Not Rated	5%

Top Five State Allocations

Holdings	% of Net Assets
Texas	15%
New York	10%
Pennsylvania	7%
California	7%
Georgia	6%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]